Deferred and current taxation	12 Months Ended
Mar. 31, 2026
Deferred and current taxation
Deferred and current taxation

12.         Deferred and current taxation

The components of the deferred and current taxation in the balance sheet are as follows:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Current tax assets
Corporation tax assets	—	—	—
Total current tax assets	—	—	—

Current tax liabilities
Corporation tax liabilities	79.8	107.1	66.6
Total current tax liabilities	79.8	107.1	66.6

Deferred tax assets
Tax losses and temporary differences on plant, equipment and derivatives	(2.3)	(1.6)	(2.1)
Total deferred tax assets	(2.3)	(1.6)	(2.1)

Deferred tax liabilities
Temporary differences on property, plant and equipment and derivatives	671.5	377.1	362.0
Total deferred tax liabilities	671.5	377.1	362.0

	At March 31,
	2026	2025	2024
	€M	€M	€M
Reconciliation of current tax
Liability at beginning of year	107.1	66.6	66.3
Corporation tax charge in year	224.2	125.4	49.4
Tax (paid)	(251.5)	(84.9)	(49.1)
Liability at end of year	79.8	107.1	66.6

	At March 31,
	2026	2025	2024
	€M	€M	€M
Reconciliation of deferred tax
Net liability at beginning of year	375.5	359.9	152.7
Temporary differences on derivatives hedging instruments	268.3	(31.8)	45.7
Tax losses and temporary differences on property, plant & equipment & non-derivative items	25.4	47.4	161.5
Net liability at end of year	669.2	375.5	359.9

The Group has applied the mandatory exception required by IAS 12 to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two taxes.

The components of the tax expense in the income statement were as follows:

	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Corporation tax charge	224.2	125.4	49.4
Deferred tax charge relating to temporary differences on property, plant and equipment, net operating losses and other non-derivative items	25.4	47.4	161.5
	249.6	172.8	210.9

Pillar Two tax rules (including various transitional rules and safeharbours) apply to the Group from April 1, 2024. The Group can avail of transitional safeharbour rules in most of the jurisdictions in which it operates. As such, the Pillar Two tax charge for the year is not material. The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended
	March 31,
	2026	2025	2024
	%	%	%
Statutory rate of Irish corporation tax on profit	12.5	12.5	12.5
Non-Irish profits and losses subject to other tax rates	(2.9)	(3.8)	(2.4)
Other movements	0.7	1.0	(0.2)
Total effective rate of taxation on profit	10.3	9.7	9.9

The deferred tax movement per each type of temporary difference is detailed below:

	Year ended
	March 31,
	2026	2025	2024
	€M	€M	€M
Property, plant and equipment	25.2	23.6	53.4
Net operating losses	0.2	23.8	108.0
Other	—	—	0.1
Deferred tax charge	25.4	47.4	161.5

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Effective portion of changes in fair value of cash-flow hedges	229.2	(22.3)	48.7
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	1.6	(3.4)	(11.8)
Net other changes in fair value of cash-flow hedges transferred to profit or loss	37.5	(6.1)	8.8
Total tax charge/(credit) in other comprehensive income	268.3	(31.8)	45.7

The principal components of net deferred tax at each year-end were:

	At March 31,
	2026	2025	2024
	€M	€M	€M
Arising on designated hedging instruments	254.6	(11.8)	18.2
Property, plant and equipment	416.0	388.9	367.1
Net operating losses	(1.4)	(1.6)	(25.4)
Total	669.2	375.5	359.9

Deferred tax assets are recognized on the basis that it is probable that sufficient future near-term profits will be available against which deductible temporary differences and losses carried forward may be utilized.

The Group does not recognize a deferred tax asset in respect of approximately €240m of historic trading losses accrued in LaudaMotion GmBH.

No deferred tax has been provided for unremitted earnings of overseas subsidiaries. No temporary differences arise on the carrying value of the tax base of subsidiary companies as the Group’s trading subsidiaries are resident in countries with which Ireland has concluded double taxation agreements.